Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Future minimum lease payments under noncancellable operating leases
2012	$ 246,610
2013	216,972
2014	184,027
2015	150,861
2016	114,627
Later years	177,821
Total minimum lease payments	$ 1,090,918